Vanguard® Russell 1000 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (0.4%)
	Ecolab Inc.	169,559	32,510
	Fastenal Co.	374,843	22,479
	Linde plc	40,595	16,797
	Southern Copper Corp.	74,948	5,391
	Avery Dennison Corp.	23,216	4,515
	Scotts Miracle-Gro Co.	36,052	2,007
	Valvoline Inc.	38,540	1,320
	FMC Corp.	16,753	899
			85,918
Consumer Discretionary (19.2%)
*	Amazon.com Inc.	7,903,515	1,154,624
*	Tesla Inc.	2,420,395	581,088
	Home Depot Inc.	888,414	278,509
	Costco Wholesale Corp.	388,598	230,338
*	Netflix Inc.	384,665	182,320
*	Booking Holdings Inc.	32,544	101,723
	Starbucks Corp.	989,494	98,257
*	Uber Technologies Inc.	1,700,895	95,896
	TJX Cos. Inc.	1,010,145	89,004
	Lowe's Cos. Inc.	376,983	74,955
	McDonald's Corp.	264,200	74,462
	NIKE Inc. Class B	555,923	61,302
	Target Corp.	403,687	54,017
*	Chipotle Mexican Grill Inc.	24,078	53,026
*	Airbnb Inc. Class A	355,340	44,894
	Marriott International Inc. Class A	217,242	44,035
*	O'Reilly Automotive Inc.	44,520	43,736
*	Lululemon Athletica Inc.	97,553	43,587
*	Copart Inc.	752,706	37,801
	Ross Stores Inc.	274,915	35,843
*	AutoZone Inc.	13,255	34,595
*	Trade Desk Inc. Class A	386,187	27,211
	Yum! Brands Inc.	215,706	27,082
	Dollar General Corp.	192,073	25,185
*	Spotify Technology SA	123,114	22,790
	Tractor Supply Co.	95,983	19,485
*	Ulta Beauty Inc.	43,761	18,642
	Hilton Worldwide Holdings Inc.	103,420	17,325
*	Roblox Corp. Class A	402,311	15,815
*	Deckers Outdoor Corp.	22,965	15,248
*	Coupang Inc.	960,984	14,684
*	DraftKings Inc. Class A	366,509	14,015

		Shares	Market Value ($000)
	Las Vegas Sands Corp.	291,356	13,437
*	Expedia Group Inc.	92,483	12,594
	Domino's Pizza Inc.	31,071	12,207
	Pool Corp.	33,213	11,535
*	Burlington Stores Inc.	56,550	9,590
	Rollins Inc.	223,553	9,108
*	Five Below Inc.	48,209	9,085
*	Floor & Decor Holdings Inc. Class A	91,316	8,375
	Estee Lauder Cos. Inc. Class A	63,520	8,111
	Darden Restaurants Inc.	49,734	7,782
	RB Global Inc. (XTSE)	121,820	7,757
	Churchill Downs Inc.	62,302	7,213
*	Royal Caribbean Cruises Ltd.	61,904	6,652
	Texas Roadhouse Inc.	58,439	6,578
	Wingstop Inc.	26,209	6,300
	Murphy USA Inc.	16,697	6,170
*	Crocs Inc.	53,231	5,622
*	Etsy Inc.	60,293	4,571
	H&R Block Inc.	86,188	3,915
*	Lyft Inc. Class A	295,638	3,468
	TKO Group Holdings Inc.	44,005	3,403
*	Caesars Entertainment Inc.	73,874	3,304
*	YETI Holdings Inc.	75,747	3,230
	Choice Hotels International Inc.	26,380	2,909
	Wendy's Co.	152,720	2,863
	Service Corp. International	46,705	2,862
*	American Airlines Group Inc.	209,869	2,609
*	BJ's Wholesale Club Holdings Inc.	40,299	2,602
*	Live Nation Entertainment Inc.	30,834	2,597
*	Planet Fitness Inc. Class A	35,679	2,424
*	SiteOne Landscape Supply Inc.	12,407	1,747
	Best Buy Co. Inc.	23,022	1,633
	U-Haul Holding Co.	29,351	1,589
*	Peloton Interactive Inc. Class A	277,541	1,571
	Nexstar Media Group Inc.	10,219	1,450
*	Wayfair Inc. Class A	25,201	1,406
*	NVR Inc.	224	1,379
*	Norwegian Cruise Line Holdings Ltd.	87,966	1,343
	Williams-Sonoma Inc.	7,145	1,340
*	Ollie's Bargain Outlet Holdings Inc.	17,667	1,294
	Tempur Sealy International Inc.	29,706	1,198
	eBay Inc.	29,192	1,197
*	Avis Budget Group Inc.	6,080	1,112
	Delta Air Lines Inc.	28,869	1,066
	Travel & Leisure Co.	29,479	1,051
*	Grand Canyon Education Inc.	7,263	993
*	Victoria's Secret & Co.	30,426	820
	Vail Resorts Inc.	3,285	714
*	RH	2,435	657
*	Bright Horizons Family Solutions Inc.	6,148	538
*	CarMax Inc.	7,659	490
*	Skechers USA Inc. Class A	8,256	486
	Dick's Sporting Goods Inc.	3,711	483
	Wynn Resorts Ltd.	5,526	466
	Tapestry Inc.	12,842	407
	Wyndham Hotels & Resorts Inc.	5,012	388
*	U-Haul Holding Co. (XNYS)	6,725	381
*,1	Cava Group Inc.	11,218	381

		Shares	Market Value ($000)
	Polaris Inc.	3,867	319
*	Playtika Holding Corp.	17,639	153
			3,848,419
Consumer Staples (2.8%)
	PepsiCo Inc.	835,122	140,543
	Coca-Cola Co.	1,694,798	99,044
	Procter & Gamble Co.	388,262	59,606
*	Monster Beverage Corp.	652,337	35,976
	Kimberly-Clark Corp.	278,050	34,403
	Sysco Corp.	445,031	32,118
	Cencora Inc.	141,532	28,783
	McKesson Corp.	45,213	21,275
	Church & Dwight Co. Inc.	191,824	18,536
	Hershey Co.	95,784	18,000
	Clorox Co.	108,340	15,531
	Lamb Weston Holdings Inc.	120,246	12,028
	Kenvue Inc.	516,073	10,548
	Brown-Forman Corp. Class B	134,489	7,900
*	Celsius Holdings Inc.	125,829	6,230
*	Performance Food Group Co.	63,253	4,115
	Constellation Brands Inc. Class A	14,036	3,375
*	Boston Beer Co. Inc. Class A	7,556	2,681
	Brown-Forman Corp. Class A	28,010	1,687
	Casey's General Stores Inc.	4,644	1,279
*	Freshpet Inc.	10,843	769
	Albertsons Cos. Inc. Class A	31,404	684
			555,111
Energy (0.6%)
	Cheniere Energy Inc.	212,617	38,728
	Hess Corp.	136,142	19,136
	Targa Resources Corp.	196,103	17,737
*	Enphase Energy Inc.	116,794	11,799
	APA Corp.	241,110	8,680
	Texas Pacific Land Corp.	5,040	8,427
	Halliburton Co.	158,114	5,855
	Ovintiv Inc. (XNYS)	99,681	4,420
[1]	New Fortress Energy Inc.	56,925	2,190
	ONEOK Inc.	21,380	1,472
	Antero Midstream Corp.	98,129	1,307
*,1	ChargePoint Holdings Inc.	266,616	496
			120,247
Financials (2.5%)
	Blackstone Inc.	625,327	70,268
	Marsh & McLennan Cos. Inc.	347,812	69,361
	Progressive Corp.	384,041	62,994
	Moody's Corp.	126,938	46,327
	Apollo Global Management Inc.	457,503	42,090
	Ameriprise Financial Inc.	92,439	32,678
	MSCI Inc.	33,642	17,522
	Broadridge Financial Solutions Inc.	85,840	16,638
	Ares Management Corp. Class A	140,252	15,743
	FactSet Research Systems Inc.	33,593	15,233
	LPL Financial Holdings Inc.	68,309	15,185
*	NU Holdings Ltd. Class A	1,383,945	11,265
	KKR & Co. Inc.	139,174	10,555
	S&P Global Inc.	23,262	9,673
	Equitable Holdings Inc.	312,718	9,597

		Shares	Market Value ($000)
	MarketAxess Holdings Inc.	32,443	7,790
	Kinsale Capital Group Inc.	19,239	6,736
	Morningstar Inc.	22,464	6,365
	Brown & Brown Inc.	81,363	6,081
	Primerica Inc.	20,727	4,343
*	Ryan Specialty Holdings Inc.	81,815	3,753
*	Arch Capital Group Ltd.	44,102	3,691
	Tradeweb Markets Inc. Class A	34,659	3,358
	Willis Towers Watson plc	11,478	2,827
	Arthur J Gallagher & Co.	10,244	2,551
	RenaissanceRe Holdings Ltd.	11,698	2,508
	Everest Group Ltd.	5,034	2,067
	First Citizens BancShares Inc. Class A	1,034	1,518
	SLM Corp.	78,138	1,174
	RLI Corp.	7,637	1,036
	Blue Owl Capital Inc.	57,050	769
	TPG Inc.	16,712	585
	XP Inc. Class A	23,615	550
*	Rocket Cos. Inc. Class A	39,199	366
	Houlihan Lokey Inc.	3,133	338
	Lincoln National Corp.	13,088	311
*	Brighthouse Financial Inc.	5,381	280
[1]	UWM Holdings Corp.	28,841	157
			504,283
Health Care (10.3%)
	Eli Lilly & Co.	742,401	438,789
	UnitedHealth Group Inc.	685,718	379,182
	AbbVie Inc.	1,547,857	220,399
	Thermo Fisher Scientific Inc.	208,688	103,459
*	Intuitive Surgical Inc.	306,467	95,262
	Amgen Inc.	318,638	85,918
*	Vertex Pharmaceuticals Inc.	206,677	73,331
	Zoetis Inc.	405,911	71,712
	Merck & Co. Inc.	409,523	41,968
*	DexCom Inc.	339,280	39,194
*	Edwards Lifesciences Corp.	528,443	35,781
*	IDEXX Laboratories Inc.	72,356	33,705
*	IQVIA Holdings Inc.	149,859	32,085
	Agilent Technologies Inc.	210,495	26,901
*	Seagen Inc.	123,095	26,245
	Stryker Corp.	78,822	23,357
	Humana Inc.	47,497	23,029
	West Pharmaceutical Services Inc.	64,802	22,730
*	Veeva Systems Inc. Class A	127,012	22,139
	ResMed Inc.	127,294	20,078
*	Alnylam Pharmaceuticals Inc.	87,066	14,649
*	Align Technology Inc.	66,727	14,266
	Elevance Health Inc.	27,888	13,372
	Cardinal Health Inc.	114,471	12,258
*	Insulet Corp.	60,851	11,506
*	Molina Healthcare Inc.	27,854	10,182
	Abbott Laboratories	95,661	9,977
*	Neurocrine Biosciences Inc.	84,725	9,878
	HCA Healthcare Inc.	36,999	9,268
	Bio-Techne Corp.	128,511	8,083
*	Penumbra Inc.	31,812	7,065
*	Incyte Corp.	119,231	6,479
*	Sarepta Therapeutics Inc.	78,058	6,345

		Shares	Market Value ($000)
	Bruker Corp.	93,187	6,066
*	Medpace Holdings Inc.	20,496	5,549
*	Shockwave Medical Inc.	31,699	5,533
*	Karuna Therapeutics Inc.	28,142	5,381
*	Ionis Pharmaceuticals Inc.	107,287	5,308
	Chemed Corp.	9,123	5,173
*	Natera Inc.	90,705	5,075
*	Regeneron Pharmaceuticals Inc.	6,127	5,048
	Cigna Group	19,075	5,014
*	DaVita Inc.	47,085	4,777
*	Apellis Pharmaceuticals Inc.	87,284	4,702
*	Exelixis Inc.	207,210	4,519
*	Illumina Inc.	41,344	4,215
*	Inspire Medical Systems Inc.	25,089	3,646
*	Masimo Corp.	38,081	3,570
*	10X Genomics Inc. Class A	80,363	3,497
*	Exact Sciences Corp.	54,252	3,472
*	Repligen Corp.	21,507	3,382
*	Jazz Pharmaceuticals plc	28,005	3,311
*	ICON plc	10,389	2,773
*	Roivant Sciences Ltd.	287,706	2,750
*	agilon health Inc.	226,917	2,410
*	Ultragenyx Pharmaceutical Inc.	59,590	2,315
*	BioMarin Pharmaceutical Inc.	19,490	1,775
	GE Healthcare Inc.	25,747	1,763
*	Globus Medical Inc. Class A	29,587	1,329
*	Novocure Ltd.	92,415	1,134
*	Doximity Inc. Class A	45,299	1,053
*	Sotera Health Co.	60,645	828
*	Certara Inc.	37,955	547
	Encompass Health Corp.	5,569	363
*	Maravai LifeSciences Holdings Inc. Class A	54,963	280
*	Ginkgo Bioworks Holdings Inc.	118,224	153
*	Tandem Diabetes Care Inc.	6,583	133
			2,055,436
Industrials (10.0%)
	Visa Inc. Class A	1,420,439	364,598
	Mastercard Inc. Class A	735,887	304,532
	Accenture plc Class A	554,145	184,608
	Lockheed Martin Corp.	198,594	88,924
	Caterpillar Inc.	339,771	85,187
	Deere & Co.	221,412	80,685
	Automatic Data Processing Inc.	311,183	71,547
	Illinois Tool Works Inc.	216,699	52,487
	Union Pacific Corp.	228,728	51,526
*	PayPal Holdings Inc.	892,219	51,401
	Sherwin-Williams Co.	173,667	48,418
	Cintas Corp.	67,549	37,371
	Paychex Inc.	282,219	34,422
	Old Dominion Freight Line Inc.	80,770	31,424
	WW Grainger Inc.	39,366	30,949
	Verisk Analytics Inc.	125,287	30,248
	American Express Co.	170,346	29,090
	Rockwell Automation Inc.	100,637	27,719
	United Parcel Service Inc. Class B (XNYS)	176,236	26,719
*	Fair Isaac Corp.	21,245	23,106
*	Mettler-Toledo International Inc.	19,243	21,012
*	Fiserv Inc.	146,263	19,103

		Shares	Market Value ($000)
	Equifax Inc.	73,850	16,078
*	Boeing Co.	66,527	15,410
	Honeywell International Inc.	75,230	14,739
*	Waters Corp.	51,446	14,436
	Booz Allen Hamilton Holding Corp.	114,120	14,280
*	FleetCor Technologies Inc.	58,549	14,081
*	Axon Enterprise Inc.	61,175	14,062
	Trane Technologies plc	59,245	13,354
*	Block Inc. (XNYS)	177,260	11,244
	Lincoln Electric Holdings Inc.	45,566	9,025
	HEICO Corp. Class A	62,952	8,650
	Toro Co.	91,458	7,591
	Allegion plc	71,355	7,570
	TransDigm Group Inc.	7,731	7,444
	PPG Industries Inc.	51,658	7,335
	Advanced Drainage Systems Inc.	60,218	7,293
*	Trex Co. Inc.	94,983	6,674
	Hubbell Inc.	21,403	6,421
	CH Robinson Worldwide Inc.	78,212	6,417
	CSX Corp.	195,030	6,299
	Quanta Services Inc.	33,103	6,234
	HEICO Corp.	35,584	6,086
	United Rentals Inc.	12,253	5,833
*	Paylocity Holding Corp.	36,592	5,733
*	Keysight Technologies Inc.	39,851	5,415
	Vulcan Materials Co.	25,197	5,381
	Graco Inc.	59,965	4,844
	Landstar System Inc.	24,782	4,279
	Eagle Materials Inc.	20,535	3,718
	Northrop Grumman Corp.	7,096	3,372
	Graphic Packaging Holding Co.	142,602	3,233
	Jack Henry & Associates Inc.	20,170	3,201
*	Shift4 Payments Inc. Class A	47,695	3,139
*	WEX Inc.	17,498	3,090
	EMCOR Group Inc.	14,167	3,011
	Watsco Inc.	7,153	2,734
	Donaldson Co. Inc.	44,129	2,685
	JB Hunt Transport Services Inc.	14,023	2,598
	Xylem Inc.	24,504	2,576
	Sealed Air Corp.	69,643	2,325
	Expeditors International of Washington Inc.	18,155	2,185
	RPM International Inc.	21,108	2,173
*	Zebra Technologies Corp. Class A	7,965	1,888
	Otis Worldwide Corp.	21,435	1,839
*	Euronet Worldwide Inc.	20,569	1,794
*	WillScot Mobile Mini Holdings Corp.	42,987	1,793
	Ferguson plc	9,574	1,640
	Vontier Corp.	45,590	1,538
	Genpact Ltd.	39,257	1,333
	Tetra Tech Inc.	8,281	1,310
*	FTI Consulting Inc.	5,353	1,180
	BWX Technologies Inc.	13,618	1,063
	IDEX Corp.	5,233	1,055
*	Saia Inc.	2,509	980
	Armstrong World Industries Inc.	11,291	958
	MSA Safety Inc.	5,380	937
	A O Smith Corp.	11,359	856
*	Axalta Coating Systems Ltd.	20,530	646

		Shares	Market Value ($000)
	Western Union Co.	48,262	561
*	TopBuild Corp.	1,703	504
[1]	Ardagh Metal Packaging SA	115,337	464
	Allison Transmission Holdings Inc.	7,710	412
	Brunswick Corp.	4,816	380
	Valmont Industries Inc.	1,186	260
*	Spirit AeroSystems Holdings Inc. Class A	9,337	257
			2,010,972
Real Estate (0.9%)
	American Tower Corp.	408,282	85,241
	Equinix Inc.	41,208	33,585
	Public Storage	79,675	20,617
*	CoStar Group Inc.	152,278	12,645
	Iron Mountain Inc.	125,998	8,083
	Simon Property Group Inc.	62,072	7,752
	Lamar Advertising Co. Class A	59,203	5,997
	Crown Castle Inc.	40,176	4,712
	Equity LifeStyle Properties Inc.	50,849	3,615
	Sun Communities Inc.	23,296	3,013
	SBA Communications Corp.	9,374	2,315
	UDR Inc.	16,640	556
			188,131
Technology (52.2%)
	Apple Inc.	13,091,720	2,486,772
	Microsoft Corp.	6,528,674	2,473,780
	NVIDIA Corp.	2,084,451	974,898
*	Alphabet Inc. Class A	5,211,444	690,673
*	Meta Platforms Inc. Class A	1,940,332	634,780
*	Alphabet Inc. Class C	4,463,012	597,687
	Broadcom Inc.	378,166	350,080
*	Adobe Inc.	402,030	245,644
*	Salesforce Inc.	626,066	157,706
	Intuit Inc.	239,568	136,904
*	ServiceNow Inc.	178,695	122,538
	QUALCOMM Inc.	853,125	110,096
*	Advanced Micro Devices Inc.	800,045	96,933
	Applied Materials Inc.	625,665	93,712
	Lam Research Corp.	111,385	79,743
*	Palo Alto Networks Inc.	264,396	78,021
*	Synopsys Inc.	133,160	72,336
	KLA Corp.	120,269	65,501
*	Cadence Design Systems Inc.	236,866	64,728
	Oracle Corp.	547,955	63,678
*	Snowflake Inc. Class A	271,723	50,997
	Texas Instruments Inc.	324,662	49,579
*	Workday Inc. Class A	173,287	46,912
*	Crowdstrike Holdings Inc. Class A	184,387	43,698
*	Autodesk Inc.	188,635	41,204
*	Palantir Technologies Inc. Class A	1,642,253	32,927
*	Fortinet Inc.	575,796	30,264
*	Gartner Inc.	67,221	29,230
	Microchip Technology Inc.	336,526	28,080
*	Datadog Inc. Class A	239,322	27,898
*	Atlassian Corp. Ltd. Class A	126,940	24,239
*	MongoDB Inc.	57,547	23,925
	CDW Corp.	111,454	23,503
	Amphenol Corp. Class A	256,950	23,380

		Shares	Market Value ($000)
	Monolithic Power Systems Inc.	39,966	21,930
*	Splunk Inc.	134,060	20,315
*	HubSpot Inc.	40,202	19,857
*	Cloudflare Inc. Class A	252,517	19,482
*	DoorDash Inc. Class A	206,931	19,447
*	ANSYS Inc.	62,800	18,423
*	Pinterest Inc. Class A	520,558	17,735
*	Zscaler Inc.	76,399	15,091
*	EPAM Systems Inc.	49,063	12,668
*	Manhattan Associates Inc.	53,905	12,024
*	Tyler Technologies Inc.	27,892	11,403
*	Dynatrace Inc.	211,068	11,303
	Teradyne Inc.	114,012	10,515
*	PTC Inc.	52,544	8,268
*	GoDaddy Inc. Class A	82,201	8,225
	Paycom Software Inc.	45,067	8,187
	Jabil Inc.	70,546	8,135
	Bentley Systems Inc. Class B	156,139	8,129
*	Globant SA	36,044	7,959
*	DocuSign Inc.	177,672	7,658
*	Match Group Inc.	220,398	7,136
*	Lattice Semiconductor Corp.	119,056	6,971
	NetApp Inc.	73,753	6,740
*	Pure Storage Inc. Class A	192,811	6,423
*	Dropbox Inc. Class A	201,094	5,667
*	Elastic NV	67,918	5,458
*	UiPath Inc. Class A	252,750	4,994
*	Five9 Inc.	62,289	4,748
*	Smartsheet Inc. Class A	109,686	4,648
*	Toast Inc. Class A	309,307	4,599
	HP Inc.	154,317	4,528
*	Teradata Corp.	88,261	4,170
*	Procore Technologies Inc.	68,161	4,028
*	DoubleVerify Holdings Inc.	120,266	3,993
*	Gitlab Inc. Class A	76,652	3,705
*	Confluent Inc. Class A	161,590	3,429
	Universal Display Corp.	18,688	3,162
*	Unity Software Inc.	99,100	2,924
	KBR Inc.	43,294	2,237
*	Alteryx Inc. Class A	53,935	2,160
*	RingCentral Inc. Class A	74,680	2,125
*	Nutanix Inc. Class A	49,027	2,113
*	ZoomInfo Technologies Inc.	139,894	2,010
	Pegasystems Inc.	36,490	1,897
*	Allegro MicroSystems Inc.	66,309	1,805
*	AppLovin Corp. Class A	47,285	1,772
	Gen Digital Inc. (XNGS)	74,970	1,655
*	Twilio Inc. Class A	24,386	1,577
*	HashiCorp Inc. Class A	59,219	1,268
*	Vertiv Holdings Co. Class A	21,773	951
*	VeriSign Inc.	4,080	866
*	Ceridian HCM Holding Inc.	10,940	754
	Entegris Inc.	6,540	683
*	Okta Inc.	8,286	556
*	SentinelOne Inc. Class A	26,963	515
*	Paycor HCM Inc.	21,800	462
*	nCino Inc.	4,682	129
*	Informatica Inc. Class A	3,185	80

		Shares	Market Value ($000)
*	Klaviyo Inc. Class A	227	7
*	Maplebear Inc.	57	1
			10,451,746
Telecommunications (0.7%)
*	Arista Networks Inc.	220,140	48,367
	Motorola Solutions Inc.	133,247	43,021
*	Charter Communications Inc. Class A	89,887	35,966
	Iridium Communications Inc.	102,662	3,911
*	Liberty Broadband Corp. Class C	22,874	1,901
*	Roku Inc.	13,336	1,390
	Ubiquiti Inc.	2,901	326
	Cable One Inc.	357	190
*	Liberty Broadband Corp. Class A	1,298	108
			135,180
Utilities (0.3%)
	Waste Management Inc.	320,663	54,830
	AES Corp.	356,567	6,137
	Vistra Corp.	93,960	3,327
			64,294
Total Common Stocks (Cost $14,002,886)			20,019,737
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund, 5.438% (Cost $6,481)	64,816	6,481
Total Investments (99.9%) (Cost $14,009,367)			20,026,218
Other Assets and Liabilities—Net (0.1%)			13,630
Net Assets (100%)			20,039,848
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,137,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,305,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2023	86	19,680	99
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.